Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is subject to federal and state income taxes in the United States, as well as income taxes in foreign jurisdictions in which it conducts business. The Company does not provide for federal income taxes on the undistributed earnings of its foreign subsidiaries as such earnings are reinvested indefinitely. The Company and its foreign subsidiaries have historically been loss generating entities that have resulted in no excess earnings to consider for repatriation and accordingly there are no deferred income taxes recognized for the years ended December 31, 2023, 2022, and 2021.
The Company recorded an income tax expense of $0 for the twelve months ended December 31, 2023, 2022, and 2021, representing an effective tax rate of 0%. The difference between the U.S. federal statutory rate of 21% and the Company's effective tax rate in the twelve months ended ended December 31, 2023, 2022, and 2021 is primarily due to a full valuation allowance related to the Company's U.S. and foreign deferred tax assets. The Company reassesses the need for a valuation allowance on a quarterly basis. If it is determined that a portion or all of the valuation allowance is not required, it will generally be a benefit to the income tax provision in the period such determination is made.
The Company conducts business in multiple jurisdictions within and outside the United States. Consequently, the Company is subject to periodic income tax examinations by domestic and foreign income tax authorities. The Company is subject to audits for tax years 2017 and onward for federal purposes. There are tax years which remain subject to examination in various other state and foreign jurisdictions that are not material to the Company's financial statements.
The components of (loss) income before income taxes and gain from equity method investees, net are as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
United States	$(134,020)	$(73,271)	$(39,860)
Foreign	(78)	(3,085)	(6,829)
Total	$(134,098)	$(76,356)	$(46,689)
The Company does not have any current or deferred taxes in either the United States or our foreign operations.
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2023, 2022, and 2021) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2023		2022		2021
Income tax (benefit) at the statutory federal income tax rate	$(28,145)	21.0%	$(16,035)	21.0%	$(9,805)	21.0%
Foreign tax rate differential	(15)	—%	(72)	0.1%	(605)	1.3%
State and local taxes	(9,757)	7.3%	(6,961)	9.1%	(4,068)	8.7%
Foreign exchange differences	—	—%	—	—%	(143)	0.3%
Share based compensation	197	(0.1)%	288	(0.4)%	501	(1.1)%
Nondeductible loss on stock	6,324	(4.7)%	—	—%	—	—%
Interest income on receivable	—	—%	—	—%	882	(1.9)%
Equity method investment	—	—%	(701)	0.9%	(443)	0.9%
Non-deductible legal costs	—	—%	—	—%	1,291	(2.8)%
Gain on redomiciliation of intellectual property	—	—%	—	—%	4,890	(10.5)%
Valuation allowance	31,661	(23.6)%	26,286	(34.4)%	7,958	(17.0)%
PPP loan forgiveness	—	—%	—	—%	(644)	1.4%
Deferred True-Up	—	—%	(2,836)	3.7%	—	—%
Other	(265)	0.2%	31	—%	186	(0.3)%
Total income tax expense (benefit)	$—	—%	$—	—%	—	—%
Deferred Taxes
Significant components of deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
Deferred tax assets:	2023	2022
Net operating loss and credit carryforwards	134,609	133,537
Stock-based compensation	4,526	2,071
Operating lease liability	6,281	2,473
Accrued bonus	—	1,514
Accrued expenses	—	239
Deferred revenue	148	126
Equity method investment	3,051	2,040
R&D capitalization	26,725	—
Other	1,051	460
	$176,391	$142,460

Valuation allowance	(171,223)	(139,562)
Net deferred tax asset	5,168	2,898
Deferred tax liabilities:
Operating lease asset	(5,584)	(2,125)
Other	416	(773)
Total deferred tax liabilities	(5,168)	(2,898)

Net deferred income tax assets and liabilities:	$—	$—
At December 31, 2023 and 2022, the Company had $395,590 and $391,759, respectively, of tax losses and credits carried forward subject to shareholder continuity and acceptance in the countries where the Company has tax losses carried forward. R&D tax credits included within these amounts are $35,147 for both periods, which may be available to offset future income tax liabilities. At December 31, 2023 and 2022, the net operating loss and credit carryforwards are comprised of $321,743 and $318,382 in the United States,$30,011 and $29,691 in state and local, $43,805 and $43,655 in foreign jurisdictions, respectively. At December 31, 2023 and 2022, the Company had net operating loss carryforwards of approximately $145,090 and $146,467, respectively, that expire in various years from 2024 through 2038, plus $215,388 and $210,145, respectively, for which there is no expiration date.
Section 382 of the Internal Revenue Code imposes an annual limitation on the utilization of net operating loss carryforwards based on a statutory rate of return and the value of the corporation at the time of a “change of ownership” as defined by Section 382. The Company had a change in ownership in November 2014. Therefore, the Company’s ability to utilize its net operating loss carryforwards incurred prior to the 2014 ownership change, will be subject in future periods to annual limitations.
In assessing the realizability of deferred tax assets, the Company assesses whether it is more-likely-than-not that a portion or all of the deferred tax assets will not be realized. The Company considers the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. At December 31, 2023 and 2022, a valuation allowance of $171,223 and $139,562, respectively, was recorded against certain deferred tax assets based on this assessment. The Company believes it is more-likely-than-not that the tax benefit of the remaining net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable could be increased or reduced in the future if the Company’s assessment of future taxable income or tax planning strategies changes.
The Company and its foreign subsidiaries have historically been loss generating entities that have resulted in no excess earnings to consider for repatriation and accordingly there are no deferred income taxes recognized as of December 31, 2023, 2022, and 2021.
At December 31, 2023 and 2022, the Company had no tax liability or benefit related to uncertain tax positions. No interest or penalties related to uncertain taxes have been recognized on the accompanying consolidated statements of operations. Management does not expect a significant change in uncertain tax positions during the twelve months subsequent to December 31, 2023.
The Company conducts business in multiple jurisdictions within and outside the United States. Consequently, the Company is subject to periodic income tax examinations by domestic and foreign income tax authorities. During December 2021, the Internal Revenue Service completed an income tax examination of the Company’s U.S. federal income tax return for the year ended December 31, 2016, which resulted in no impact to the Company’s consolidated financial statements. The Company has no other ongoing tax examinations with domestic or foreign taxing authorities.
During 2021, the Company migrated its country of domicile from New Zealand to Delaware in the United States. On migration, the Company was deemed to have disposed of all its assets and liabilities to a third-party at market value which resulted in taxable income to the Company for New Zealand income tax purposes. The migration to Delaware is classified as a tax-free reorganization for U.S. federal income tax purposes.
The Organization for Economic Co-operation and Development (OECD) has a framework to implement a global minimum corporate tax of 15% for companies with global revenues and profits above certain thresholds (referred to as Pillar 2.0), with certain aspects of Pillar 2.0 effective January 1, 2024 and other aspects effective January 1, 2025. While it is uncertain whether the U.S. will enact legislation to adopt Pillar 2, certain countries in which we operate have adopted legislation, and other countries are in the process of introducing legislation to implement Pillar 2. We do not anticipate Pillar 2.0 to have material impacts on our effective tax rate, financial position or cash flows.